Fair Value Measurements (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value Measurements (Details) [Line Items]
Fair value liabilities	$ 7,000	$ 1,800,000		$ 589,000	$ 8,700,000
Fair Value Adjustment of Warrants	$ (7,245)	$ (1,790,500)	$ (2,237,915)	$ 588,915	$ (8,726,170)	$ (10,711,300)
Risk-free interest rate				0.00%
Derivative Warrant Liabilities [Member]
Fair Value Measurements (Details) [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net						0
Fair Value Adjustment of Warrants			$ 2,200,000			$ 10,700,000